Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2020
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2020	2019
Post–employment benefits
Healthcare	7,193,527	6,908,799
Pension	2,819,985	2,853,718
Education	485,792	458,441
Bonds	342,669	352,917
Other plans	102,632	98,729
Termination benefits – Voluntary retirement plan (1)	713,407	124,186
	11,658,012	10,796,790
Social benefits and salaries	674,080	587,596
Other employee benefits	91,575	96,678
	12,423,667	11,481,064
Current	2,022,137	1,929,087
Non–current	10,401,530	9,551,977
	12,423,667	11,481,064

(1)Includes for 2020 an obligation for a new voluntary retirement plan, on which Ecopetrol made offers to a part of its workers during the year. This plan was approved at the end of 2019 by the Company's Board of Directors (Note 22.6).

Schedule of net defined benefit liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2020 and 2019:

	Pension and bonds (1)		Other		Total
	2020	2019	2020	2019	2020	2019
Liabilities for employee benefits
Opening balance	15,916,472	14,131,943	7,593,171	6,212,118	23,509,643	20,344,061
Current service cost	—	—	118,035	76,478	118,035	76,478
Past service cost (2)	—	—	631,761	—	631,761	—
Interest expense	882,785	920,622	439,682	418,553	1,322,467	1,339,175
Actuarial gains	418,187	1,755,300	87,311	1,273,409	505,498	3,028,709
Benefits paid	(897,061)	(891,393)	(359,366)	(387,387)	(1,256,427)	(1,278,780)
Closing balance	16,320,383	15,916,472	8,510,594	7,593,171	24,830,977	23,509,643

Plan assets
Opening balance	12,709,838	12,348,557	3,015	3,954	12,712,853	12,352,511
Return on assets	700,168	801,065	136	217	700,304	801,282
Contributions to funds	—	—	370,090	83,071	370,090	83,071
Benefits paid	(897,061)	(891,393)	(358,199)	(84,243)	(1,255,260)	(975,636)
Actuarial gains	644,784	451,609	194	16	644,978	451,625
Closing balance	13,157,729	12,709,838	15,236	3,015	13,172,965	12,712,853
Net post–employment benefits liability	3,162,654	3,206,634	8,495,358	7,590,156	11,658,012	10,796,790
(1)	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.
(2)	It includes the new voluntary retirement plan.

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Recognized in profit or loss
Interest expense. net	622,163	537,893	485,842
Current service cost	118,035	76,478	77,373
Past service cost	—	—	50,489
Remedies	—	10,213	503
	740,198	624,584	614,207
Recognized in other comprehensive income
Pension and pension bonds	226,597	(1,303,693)	1,003
Healthcare	(33,324)	(1,268,379)	(17,356)
Education and severance	(55,693)	922	45,509
Termination benefits – Voluntary retirement plan	(121)	(34)	93
	137,459	(2,571,184)	29,249
Deferred tax	(41,238)	771,355	(33,539)
	96,221	(1,799,829)	(4,290)

Schedule of fair value of plan assets

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2020 and 2019:

	2020	2019
Bonds issued by the national government	4,958,612	4,301,961
Bonds of private entities	3,177,531	3,122,630
Other foreign currency	1,992,800	870,859
Other local currency	1,502,349	1,899,787
Other public bonds	777,562	1,082,815
Variable yield	679,448	823,977
Bonds of foreign entities	84,663	610,824
	13,172,965	12,712,853

Schedule of fair value hierarchy of plan assets

The following table reflects the credit ratings of the issuers and counterparties in assets held by the autonomous pension funds:

	2020	2019

Nation	5,102,222	4,448,221
AAA	4,369,805	5,138,279
AA+	570,716	837,009
BBB-	458,273	455,201
BBB	201,163	319,514
AA	134,454	6,679
F1+	61,192	56,728
BRC1+	52,296	68,313
A3	11,633	17,267
BBB+	10,328	22,113
AA-	4,014	16,067
BAA3	—	219,830
SP1+	—	84,933
A-1+	—	78,156
BAA1	—	15,538
A	5,307	11,841
Other credit ratings	297,048	30,129
Not available ratings	1,894,514	887,035
	13,172,965	12,712,853

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2020 and 2019:

2020	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	5.50%	4.75%	6.00%	5.00%	4.09%
Salary growth rate	N/A	N/A	N/A	N/A	4.70%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	6.67%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2019	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	5.75%	5.25%	6.00%	5.50%	4.83%
Salary growth rate	N/A	N/A	N/A	N/A	5.50% / 4.70
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

Schedule of maturity profile of defined benefit obligation

The cash flows required for payment of post–employment obligations are the following:

Period	Pension and bonds	Other benefits	Total
2021	967,810	482,953	1,450,763
2022	996,869	493,791	1,490,660
2023	1,019,379	507,009	1,526,388
2024	1,034,972	511,627	1,546,599
2025	1,069,252	514,556	1,583,808
2026 and thereafter	5,607,391	2,602,556	8,209,947

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2020:

	Pension	Bonds	Health	Education	Other benefits
Discount rate
–50 basis points	16,139,465	1,147,350	7,798,461	515,004	846,709
+50 basis points	14,368,856	1,072,868	6,715,899	464,394	812,726
Inflation rate
–50 basis points	14,314,193	1,072,094	N/A	N/A	717,069
+50 basis points	16,193,316	1,147,825	N/A	N/A	740,501
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	96,530
+50 basis points	N/A	N/A	N/A	N/A	105,392
Cost trend
–50 basis points	N/A	N/A	6,720,777	464,319	N/A
+50 basis points	N/A	N/A	6,720,777	514,849	N/A